SEGMENTED INFORMATION - Schedule of components of income tax expense (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [abstract]
Current income tax expense	$ (1,114)	$ (756)	$ (1,114)	$ (756)
Deferred income tax expense			(1,210)	(81)
Income tax expense			$ (2,324)	$ (837)